Share Based Compensation	12 Months Ended
Dec. 31, 2023
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Share Based Compensation
8.	Share Based Compensation

		Years Ended December 31

(in thousands)	Note	2023	2022

Equity settled share based compensation 1

Stock options	19 .2	$2,607	$2,366

RSUs	19 .3	3,831	3,480

Cash settled share based compensation

PSUs	2 0 .1	$16,306	$14,214

Total share based compensation		$22,744	$20,060

1)	Equity settled stock based compensation is a non-cash expense.